NATURE OF BUSINESS - Asset Exchange with Nevada Gold Mines LLC (Details) - Asset Exchange with Nevada Gold Mines LLC $ in Thousands	Oct. 14, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Book value of South Arturo asset (Note 4)	$ 42,819
Reimbursement amount	(7,331)
Transaction costs	3,289
Offtake Transfer Payment	1,750
Total consideration	$ 40,527